Offsetting Financial Assets and Liabilities - Summary of Information about Impact of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	£ 35,005	£ 40,052
Amounts offset, Assets	(4,138)	(6,771)
Net amounts reported on the balance sheet, Assets	30,867	33,281
Financial instruments, Assets	(1,305)	(3,654)
Financial collateral, Assets	(25,014)	(22,811)
Net amount, Assets	4,548	6,816
Assets not subject to enforceable netting arrangements, Assets	205,227	199,465
Balance sheet total, Assets	236,094	232,746
Gross amounts, Liabilities	33,973	31,987
Amounts offset, Liabilities	(4,138)	(6,771)
Net amounts reported on the balance sheet, Liabilities	29,835	25,216
Financial instruments, Liabilities	(1,305)	(3,654)
Financial collateral, Liabilities	(18,823)	(11,104)
Net amount, Liabilities	9,707	10,458
Assets not subject to enforceable netting arrangements, Liabilities	186,135	184,484
Balance sheet total, Liabilities	215,970	209,700
Derivative Financial Liabilities [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Liabilities	2,616	3,187
Amounts offset, Liabilities	(1,214)	(1,872)
Net amounts reported on the balance sheet, Liabilities	1,402	1,315
Financial instruments, Liabilities	(768)	(933)
Financial collateral, Liabilities	(572)	(303)
Net amount, Liabilities	62	79
Assets not subject to enforceable netting arrangements, Liabilities	46	54
Balance sheet total, Liabilities	1,448	1,369
Amortised cost [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	25,312	24,733
Amounts offset, Assets	(1,676)	(3,606)
Net amounts reported on the balance sheet, Assets	23,636	21,127
Financial instruments, Assets	(537)	(2,721)
Financial collateral, Assets	(23,099)	(18,406)
Net amount, Assets	0
Assets not subject to enforceable netting arrangements, Assets	0
Balance sheet total, Assets	23,636	21,127
Gross amounts, Liabilities	19,962	14,516
Amounts offset, Liabilities	(1,676)	(3,606)
Net amounts reported on the balance sheet, Liabilities	18,286	10,910
Financial instruments, Liabilities	(537)	(2,721)
Financial collateral, Liabilities	(17,749)	(8,189)
Net amount, Liabilities	0
Assets not subject to enforceable netting arrangements, Liabilities	0
Balance sheet total, Liabilities	18,286	10,910
Fair Value [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	0	2,272
Amounts offset, Assets	0
Net amounts reported on the balance sheet, Assets	0	2,272
Financial instruments, Assets	0
Financial collateral, Assets	0	(2,272)
Net amount, Assets	0
Assets not subject to enforceable netting arrangements, Assets	0
Balance sheet total, Assets	0	2,272
Gross amounts, Liabilities	0	2,110
Amounts offset, Liabilities	0
Net amounts reported on the balance sheet, Liabilities	0	2,110
Financial instruments, Liabilities	0
Financial collateral, Liabilities	0	(2,110)
Net amount, Liabilities	0
Assets not subject to enforceable netting arrangements, Liabilities	0
Balance sheet total, Liabilities	0	2,110
Deposits by customers and banks [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Liabilities	11,395	12,174
Amounts offset, Liabilities	(1,248)	(1,293)
Net amounts reported on the balance sheet, Liabilities	10,147	10,881
Financial instruments, Liabilities	0
Financial collateral, Liabilities	(502)	(502)
Net amount, Liabilities	9,645	10,379
Assets not subject to enforceable netting arrangements, Liabilities	186,089	184,430
Balance sheet total, Liabilities	196,236	195,311
Derivative Financial Instruments [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	4,446	7,026
Amounts offset, Assets	(1,214)	(1,872)
Net amounts reported on the balance sheet, Assets	3,232	5,154
Financial instruments, Assets	(768)	(933)
Financial collateral, Assets	(1,915)	(2,133)
Net amount, Assets	549	2,088
Assets not subject to enforceable netting arrangements, Assets	84	105
Balance sheet total, Assets	3,316	5,259
Loans and Advances to Customers [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	5,247	6,021
Amounts offset, Assets	(1,248)	(1,293)
Net amounts reported on the balance sheet, Assets	3,999	4,728
Financial instruments, Assets	0
Financial collateral, Assets	0
Net amount, Assets	3,999	4,728
Assets not subject to enforceable netting arrangements, Assets	205,143	199,360
Balance sheet total, Assets	£ 209,142	£ 204,088